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---------------------------------                           OMB APPROVAL
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                                                    OMB Number:        3235-0230
                                                    Expires:        May 31, 2000
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                                                    hours per response......1.00
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING July 31, 2002
                          FRANKLIN CAPITAL CORPORATION
       ------------------------------------------------------------------
               (Name of registered closed-end investment company)

---------------------------------------------------------------------------------------------------------
                                                           APPROXIMATE ASSET
  DATE OF                         NUMBER OF    PRICE      VALUE OR APPROXIMATE         NAME OF SELLER
    EACH        IDENTIFICATION      SHARES      PER     ASSET COVERAGE PER SHARE           OR OF
TRANSACTION      OF SECURITY      PURCHASED    SHARE      AT TIME OF PURCHASE         SELLER'S BROKER
---------------------------------------------------------------------------------------------------------
July 2,        Franklin Capital                                                     Ladenburg, Thalmann
2002           Corporation         100         $3.60            $0.66
               Common Stock

July 18,       Franklin Capital                                                     Ladenburg, Thalmann
2002           Corporation         500         $3.30            $0.66
               Common Stock

---------------------------------------------------------------------------------------------------------

REMARKS:

                                                Franklin Capital Corporation
                                             -----------------------------------
                                                      Name of Registrant

                                          By /s/ Hiram M. Lazar
                                             -----------------------------------
                                                            (Name)

Date of Statement: August 7, 2002            Chief Financial Officer
                  -----------------          -----------------------------------
                                                           (Title)

     POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

                                                                 SEC 1580 (5-97)